FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2008

                          Check here if Amendment [X]:

                        This Amendment (Check only one.):

                              [X] is a restatement

                         [ ] adds new holdings entries.


              Institutional Investment Manager Filing this Report:


                             Name: Harvey Partners, LLC

           Address: 350 Madison Avenue, 8th Floor, New York, NY  10017
          -------------------------------------------------------------


                         Form 13F File Number: 28-12901
                       ----------------------------------
         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey C. Moskowitz
         -----------------------

Title:   Managing Member
         -----------------------

Phone:   (212) 389-8760
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey C. Moskowitz                New York, NY          February 17, 2009
---------------------------       ------------------------   -------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary




Number of Other Included Managers:        None
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Form 13F Information Table Entry Total:   36
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Form 13F Information Table Value Total:   $ 53,327 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                              Harvey Partners, LLC
                                    FORM 13F
                                December 31, 2008


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    Column 1                    Column 2       Column 3     Column 4        Column 5       Column 6   Column 7        Column 8

                                Title of                     Value     Shares or   SH/ Put/  Investment  Other      Voting Authority
  Name of Issuer                 Class         CUSIP       (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MICRO CIRCUITS CORP      COM NEW         03822W406       629     160,000   SH         Sole                160,000
ASTEC INDS INC                   COM             046224101     4,074     130,024   SH         Sole                130,024
CALIFORNIA MICRO DEVICES COR     COM             130439102     1,302     700,000   SH         Sole                700,000
CATERPILLAR INC DEL              COM             149123101     2,569      57,500   SH         Sole                 57,500
COGNEX CORP                      COM             192422103       703      47,500   SH         Sole                 47,500
CUMMINS INC                      COM             231021106     1,202      45,000   SH         Sole                 45,000
EMULEX CORP                      COM             292475209     2,094     300,000   SH         Sole                300,000
ENTEGRIS INC                     COM             29362U104       548     250,000   SH         Sole                250,000
GLOBALOPTIONS GROUP INC          COM NEW         37946D209     1,262     634,166   SH         Sole                634,166
ICO INC NEW                      COM             449293109       553     175,000   SH         Sole                175,000
ISHARES TR                       RUSSELL 2000    464287655       177       3,550   SH   PUT   Sole                  3,550
ITERIS INC                       COM             46564T107     1,690   1,090,000   SH         Sole              1,090,000
KEY ENERGY SVCS INC              COM             492914106       706     160,000   SH         Sole                160,000
LATTICE SEMICONDUCTOR CORP       COM             518415104     1,170     775,000   SH         Sole                775,000
MAGNETEK INC                     COM             559424106       122      50,900   SH         Sole                 50,900
MEDIS TECHNOLOGIES LTD           COM             58500P107       424       2,043   SH   PUT   Sole                  2,043
NORTH AMERN ENERGY PARTNERS INC  COM             656844107       200      60,000   SH         Sole                 60,000
OCEANEERING INTL INC             COM             675232102     1,311      45,000   SH         Sole                 45,000
OIL DRI CORP AMER                COM             677864100     3,739     199,400   SH         Sole                199,400
ORION ENERGY SYSTEMS INC         COM             686275108       799     147,750   SH         Sole                147,750




ORION MARINE GROUP INC           COM             68628V308     1,545     160,000   SH         Sole                160,000
PROSHARES TR                     PSHS ULTSHT     74347R628       515       5,000   SH         Sole                  5,000
                                 FINL
PZENA INVESTMENT MGMT INC        CLASS A         74731Q103       694     190,000   SH         Sole                190,000
QUALSTAR CORP                    COM             74758R109     1,281     584,846   SH         Sole                584,846
REAL GOODS SOLAR INC             CL A            75601N104       182      50,000   SH         Sole                 50,000
SANDISK CORP                     COM             80004C101       126       1,202   SH   CALL  Sole                  1,202
SAUER-DANFOSS INC                COM             804137107       109      12,500   SH         Sole                 12,500
SCHIFF NUTRITION INTL INC        COM             806693107     3,821     640,000   SH         Sole                640,000
SLM CORP                         COM             78442P106       120         752   SH   CALL  Sole                    752
SOUTHWEST AIRLS CO               COM             844741108     1,293     150,000   SH         Sole                150,000
TEREX CORP NEW                   COM             880779103       433      25,000   SH         Sole                 25,000
TRANSMETA CORP DEL               COM             89376R208     8,372     460,000   SH         Sole                460,000
UNITED STATES OIL FUND LP        UNITS           91232N108     1,192      36,000   SH         Sole                 36,000
UST INC                          COM             902911906     1,601       1,703   SH   CALL  Sole                  1,703
WORLD WRESTLING ENTMT INC        CL A            98156Q108     2,934     264,788   SH         Sole                264,788
ZILOG INC                        COM PAR         989524301     3,835   1,322,500   SH         Sole              1,322,500
                                 $0.01